Parent Company Financial Information (Parent Company Only) (Schedule Of Balance Sheets) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
ASSETS:
Cash and cash equivalents	$ 141,705	$ 121,070	$ 65,217	$ 41,154
Available-for-sale ("AFS")	1,406,844	1,486,439
Other assets	50,837	50,968
Accrued interest receivable	26,092	29,316
Deferred income tax assets	(25,042)	(20,447)
TOTAL ASSETS	9,378,304	9,450,799
LIABILITIES:
Accounts payable and accrued expenses	44,279	43,761
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding	0	0
Common stock ($0.01 par value) 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 shares outstanding as of December 31, 2011 and September 30, 2011	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(47,575)	(50,547)
Retained earnings	536,150	569,127
Accumulated other comprehensive income ("AOCI"), net of tax	24,207	26,707
Total stockholders' equity	1,806,458	1,939,529	961,950	941,298
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,378,304	9,450,799
Available-for-sale securities, amortized cost	1,367,925	1,443,529
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	155,379,739	167,498,133
Common stock, shares outstanding	155,379,739	167,498,133
Capitol Federal Financial [Member]
ASSETS:
Cash and cash equivalents	308,648	113,101	88,098	54,101
Investment in the Bank	1,379,357	1,395,708
Available-for-sale ("AFS")	60,120	362,875
Note receivable - ESOP	50,087	52,759
Other assets	84	75
Accrued interest receivable	263	1,812
Income tax receivable	3,092	2,855
Deferred income tax assets	7,103	10,409
TOTAL ASSETS	1,808,754	1,939,594
LIABILITIES:
Accounts payable and accrued expenses	2,296	65
STOCKHOLDERS' EQUITY:
Common stock ($0.01 par value) 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 shares outstanding as of December 31, 2011 and September 30, 2011	1,554	1,675
Additional paid-in capital	1,292,122	1,392,567
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(47,575)	(50,547)
Retained earnings	536,150	569,127
Accumulated other comprehensive income ("AOCI"), net of tax	24,207	26,707
Total stockholders' equity	1,806,458	1,939,529
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,808,754	1,939,594
Available-for-sale securities, amortized cost	$ 60,074	$ 362,271
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	155,379,739	167,498,133
Common stock, shares outstanding	155,379,739	167,498,133